UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  2775 Via de la Valle, Suite 204
          Del Mar, CA 92014


13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Feinberg
Title:  Managing Member
Phone:  (858) 259-3440


Signature, Place and Date of Signing:


  /s/ Jeffrey Feinberg             Del Mar, California        February 13, 2008
---------------------------    ---------------------------  --------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:   $281,823
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1.      28-10801                    JLF Offshore Fund, Ltd.
2.      28-11901                    JLF Partners I, L.P.
    -----------------------        --------------------------


                                                    FORM 13F INFORMATION TABLE
                                                     JLF ASSET MANAGEMENT LLC
                                                             FORM 13F
                                                         December 31, 2007

COLUMN 1                        COLUMN  2           COLUMN 3  COLUMN 4      COLUMN 5     COLUMN 6       COLUMN 7       COLUMN 8

                                                               VALUE    SHRS OR SH/ PUT/ INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS        CUSIP    (X$1000)  PRN AMT PRN CALL DISCRETION     MGRS    SOLE   SHARED   NONE
ABB LTD                           SPONSORED ADR     000375204   5,440      188,900  SH   Shared-Defined  1,2     188,900   0       0
ALLEGHANY ENERGY INC              COM               017361106   6,291       98,900  SH   Shared-Defined  1,2      98,900   0       0
AMTRUST FINANCIAL SERVICES I      COM               032359309  30,688    2,228,608  SH   Shared-Defined  1,2   2,228,608   0       0
BLOCKBUSTER INC                   CL A              093679108   2,526      647,800  SH   Shared-Defined  1,2     647,800   0       0
CALLAWAY GOLF CO                  COM               131193104   3,673      210,700  SH   Shared-Defined  1,2     210,700   0       0
CARTER INC                        COM               146229109   5,728      296,000  SH   Shared-Defined  1,2     296,000   0       0
CF INDS HLDGS INC                 COM               125269100   9,399       85,396  SH   Shared-Defined  1,2      85,396   0       0
CHARLOTTE RUSSE HLDG INC          COM               161048103   5,952      368,562  SH   Shared-Defined  1,2     368,562   0       0
E COM VENTURES INC                COM NEW           26830K205  15,074      604,904  SH   Shared-Defined  1,2     604,904   0       0
GUESS INC                         COM               401617105  14,349      378,694  SH   Shared-Defined  1,2     378,694   0       0
GYMBOREE CORP                     COM               403777105  11,751      385,793  SH   Shared-Defined  1,2     385,793   0       0
HECKMANN CORP                     UNIT 99/99/9999   422680207   8,828    1,096,700  SH   Shared-Defined  1,2   1,096,700   0       0
HERBALIFE LTD                     COM USD SHS       G4412G101  24,446      606,906  SH   Shared-Defined  1,2     606,906   0       0
LOCKHEED MARTIN CORP              COM               539830109     705        6,700  SH   Shared-Defined  1,2       6,700   0       0
MDC PARTNERS INC                  CL A SUB VTG      552697104   2,042      209,605  SH   Shared-Defined  1,2     209,605   0       0
ODYSSEY MARINE EXPLORATION I      COM               676118102   1,585      256,031  SH   Shared-Defined  1,2     256,031   0       0
OM GROUP INC.                     COM               670872100   4,782       83,100  SH   Shared-Defined  1,2      83,100   0       0
RC2 CORP                          COM               749388104   1,477       52,631  SH   Shared-Defined  1,2      52,631   0       0
RETAIL VENTURES INC               COM               76128Y102   5,485    1,077,639  SH   Shared-Defined  1,2   1,077,639   0       0
RICKS CABARET INTL INC            COM NEW           765641303  26,744      993,479  SH   Shared-Defined  1,2     993,479   0       0
SILVERLEAF RESORTS INC            COM               828395103   4,276    1,027,781  SH   Shared-Defined  1,2   1,027,781   0       0
SMITH & WESSON HLDG CORP          COM               831756101   2,451      401,815  SH   Shared-Defined  1,2     401,815   0       0
SUMMER INFANT INC                 COM               865646103   1,408      288,539  SH   Shared-Defined  1,2     288,539   0       0
TEMPUR PEDIC INTL INC             COM               88023U101  25,897      997,200  SH   Shared-Defined  1,2     997,200   0       0
TWEEN BRANDS INC                  COM               901166108  25,586      966,242  SH   Shared-Defined  1,2     966,242   0       0
URBAN OUTFITTERS INC              COM               917047102  14,476      531,050  SH   Shared-Defined  1,2     531,050   0       0
VCG HLDG CORP                     COM               91821K101  14,155    1,043,897  SH   Shared-Defined  1,2   1,043,897   0       0
VERI TEK INTL CORP                COM               92342x101  15,567    2,564,517  SH   Shared-Defined  1,2   2,564,517   0       0


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